Discontinued Operations (Details) - Schedule of Consolidated Statements of comprehensive loss - Business Combinations [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major classes of line items constituting pre-tax profit of discontinued operations
Revenue	¥ 317,844	¥ 728,996	¥ 897,035
Cost of sales	(191,735)	(483,701)	(607,077)
Sales and marketing	(78,839)	(250,850)	(310,433)
General and administrative	(93,124)	(334,693)	(340,277)
Research and development expenses	(6,817)	(18,413)	(31,878)
Other income that are not major	10,968	(35,773)	(2,558)
Loss , before income tax	(41,703)	(394,434)	(395,188)
Income tax expense/(benefit)	(817)	20,239	(5,803)
Loss , net of income tax	(42,520)	(374,195)	(400,991)
Loss on deconsolidation of the subsidiary, net of income tax	74,728
Net income/(loss) , net of income tax	¥ 32,208	¥ (374,195)	¥ (400,991)